Employee benefit expense - Emoluments of the Directors of Rentokil Initial plc (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Highest paid director
Disclosure of defined benefit plans
Aggregate emoluments excluding share options	£ 1,942,300	£ 2,698,700	£ 2,661,200
Aggregate gains made by Directors on exercise of share options	3,729,400		916,300
Aggregate amount receivable under long-term incentive schemes	1,397,600	831,900	3,340,000.0
Directors' remuneration expense	7,069,300	3,530,600	6,917,500
Other directors
Disclosure of defined benefit plans
Aggregate emoluments excluding share options	1,188,400	1,557,500	1,444,000.0
Aggregate gains made by Directors on exercise of share options		233,800	370,600
Aggregate amount receivable under long-term incentive schemes	485,300	380,300	145,900
Directors' remuneration expense	£ 1,673,700	£ 2,171,600	£ 1,960,500